Other Liabilities - Summary Of Fair Value Changes in Investment Securities (Detail) - Related to investment securities held by insurance subsidiaries [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fair Value Changes in Investment Securities [Line Items]
Fair value	$ 708	$ 770
Notional amount due at contractual maturity	1,397	1,459
Change in fair value recorded in the Consolidated Statement of Income	(13)	(114)
Change in fair value due to own credit risk recorded in OCI (before tax)	(15)	94
Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)	$ 8	$ 22